Report Of The Directors Financial Review Capital Report (Tables)	12 Months Ended
Dec. 31, 2017
Report Of The Directors Financial Review Capital Report [Abstract]
Disclosure of capital requirements under banking regulations

Transitional own funds disclosure
(Audited)
			At
			31 Dec	31 Dec
			2017	2016
Ref*		Footnotes	$m	$m
	Common equity tier 1 (‘CET1’) capital: instruments and reserves
1	Capital instruments and the related share premium accounts		18,932	21,310
	– ordinary shares		18,932	21,310
2	Retained earnings	1	124,679	129,552
3	Accumulated other comprehensive income (and other reserves)		9,433	560
5	Minority interests (amount allowed in consolidated CET1)		4,905	3,878
5a	Independently reviewed interim net profits net of any foreseeable charge or dividend	1	608	(6,009)
6	Common equity tier 1 capital before regulatory adjustments		158,557	149,291
	Common equity tier 1 capital: regulatory adjustments
7	Additional value adjustments		(1,146)	(1,358)
8	Intangible assets (net of related deferred tax liability)		(16,872)	(15,037)
10	Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liability)		(1,181)	(1,696)
11	Fair value reserves related to gains or losses on cash flow hedges		208	(52)
12	Negative amounts resulting from the calculation of expected loss amounts		(2,820)	(4,025)
14	Gains or losses on liabilities at fair value resulting from changes in own credit standing		3,731	1,052
15	Defined-benefit pension fund assets		(6,740)	(3,680)
16	Direct and indirect holdings of own CET1 instruments		(40)	(1,573)
19	Direct, indirect and synthetic holdings by the institution of the CET1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above 10% threshold and net of eligible short positions)		(7,553)	(6,370)
28	Total regulatory adjustments to common equity tier 1		(32,413)	(32,739)
29	Common equity tier 1 capital		126,144	116,552
	Additional tier 1 (‘AT1’) capital: instruments
30	Capital instruments and the related share premium accounts		16,399	11,259
31	– classified as equity under IFRSs		16,399	11,259
33	Amount of qualifying items and the related share premium accounts subject to phase out from AT1		6,622	7,946
34	Qualifying tier 1 capital included in consolidated AT1 capital (including minority interests not included in CET1) issued by subsidiaries and held by third parties		1,901	2,419
35	– of which: instruments issued by subsidiaries subject to phase out		1,374	1,522
36	Additional tier 1 capital before regulatory adjustments		24,922	21,624
	Additional tier 1 capital: regulatory adjustments
37	Direct and indirect holdings of own AT1 instruments		(60)	(60)
41b	Residual amounts deducted from AT1 capital with regard to deduction from tier 2 (‘T2’) capital during the transitional period		(52)	(94)
	– direct and indirect holdings by the institution of the T2 instruments and subordinated loans of financial sector entities where the institution has a significant investment in those entities		(52)	(94)
43	Total regulatory adjustments to additional tier 1 capital		(112)	(154)
44	Additional tier 1 capital		24,810	21,470
45	Tier 1 capital (T1 = CET1 + AT1)		150,954	138,022
	Tier 2 capital: instruments and provisions
46	Capital instruments and the related share premium accounts		16,880	16,732
47	Amount of qualifying items and the related share premium accounts subject to phase out from T2		4,746	5,695
48	Qualifying own funds instruments included in consolidated T2 capital (including minority interests and AT1 instruments not included in CET1 or AT1) issued by subsidiaries and held by third parties		10,306	12,323
49	– of which: instruments issued by subsidiaries subject to phase out		10,236	12,283
51	Tier 2 capital before regulatory adjustments		31,932	34,750
	Tier 2 capital: regulatory adjustments
52	Direct and indirect holdings of own T2 instruments		(40)	(40)
55	Direct and indirect holdings by the institution of the T2 instruments and subordinated loans of financial sector entities where the institution has a significant investment in those entities (net of eligible short positions)		(463)	(374)
57	Total regulatory adjustments to tier 2 capital		(503)	(414)
58	Tier 2 capital		31,429	34,336
59	Total capital (TC = T1 + T2)		182,383	172,358

*	The references identify the lines prescribed in the EBA template, which are applicable and where there is a value.

1	In the comparative period, dividend paid has been reallocated from row 2 to row 5a.